Financial Risk Management (Details 3) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 AED (د.إ)	Mar. 31, 2020 HKD ($)	Mar. 31, 2020 SGD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 CHF (SFr)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 AED (د.إ)	Mar. 31, 2019 HKD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 3,173	$ 0	SFr 0	€ 0	£ 108	د.إ 0	$ 0	$ 0	$ 2,776	$ 0	SFr 0	€ 0	£ 0	د.إ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	17,406	0	0	47	40	0	0	0	12,704	0	1	16	0	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(9,366)	0	(1)	(26)	7	(51)	(3)	(51)	(7,660)	0	(1)	(55)	0	(49)	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(9,688)	0	0	0	0	0	0	0	(11,459)	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 1,525	$ 0	SFr (1)	€ 21	£ 155	د.إ (51)	$ (3)	$ (51)	$ (3,639)	$ 0	SFr 0	€ (39)	£ 0	د.إ (49)	$ 0